TAXES PAYABLE	6 Months Ended
Jun. 30, 2024
TAXES PAYABLE
TAXES PAYABLE

NOTE 10 – TAXES PAYABLE

Taxes payable consist of the following:

	June 30,	December 31,
	2024	2023
	(unaudited)
Income tax payable	$821,533	$840,892
Value added tax payable	338,822	559,526
Other taxes payable	25,399	38,240
Total taxes payable	$1,185,754	$1,438,658